23. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 6) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$) Number
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Derivative instrument, Fair value	R$ (14,649)
Foreign exchange risk [member] | Cash flow hedges [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Non-derivative instrument, Fair value	R$ (883,218)	[1]
Foreign exchange risk [member] | Cash flow hedges [member] | Non-deliverable forward [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	1st Qtr. 2021
Notional	R$ 241,000
Average rate | Number	5.4084
Derivative instrument, Fair value	R$ 53,721
Foreign exchange risk [member] | Cash flow hedges [member] | Non-deliverable forward [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	2nd Qtr. 2021
Notional	R$ 25,000
Average rate | Number	5.6329
Derivative instrument, Fair value	R$ 10,964
Foreign exchange risk [member] | Cash flow hedges [member] | Non-deliverable forward [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	3rd Qtr. 2021
Notional	R$ 5,000
Average rate | Number	5.8018
Derivative instrument, Fair value	R$ 2,940
Foreign exchange risk [member] | Cash flow hedges [member] | Collar [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	1st Qtr. 2021
Notional	R$ 132,000
Average rate | Number	4.9158
Derivative instrument, Fair value	R$ (33,764)
Foreign exchange risk [member] | Cash flow hedges [member] | Collar [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	2nd Qtr. 2021
Notional	R$ 45,000
Average rate | Number	5.3785
Derivative instrument, Fair value	R$ 10,110
Foreign exchange risk [member] | Cash flow hedges [member] | Collar [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	3rd Qtr. 2021
Notional	R$ 45,000
Average rate | Number	5.5933
Derivative instrument, Fair value	R$ 18,967
Foreign exchange risk [member] | Cash flow hedges [member] | Collar [Member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	USD Exports
Assets	BRL
Liabilities	USD
Maturity	4th Qtr. 2021
Notional	R$ 10,000
Average rate | Number	5.7500
Derivative instrument, Fair value	R$ 5,457
Foreign exchange risk [member] | Cash flow hedges [member] | Bond BRF SA BRFSBZ3 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	USD Exports
Liabilities	USD
Maturity	2nd Qtr. 2023
Notional	R$ 150,000
Average rate | Number	2.0387
Non-derivative instrument, Fair value	R$ (473,700)	[1]
Foreign exchange risk [member] | Cash flow hedges [member] | Bond BRF SA BRFSBZ5 [member]
DisclosureOfFinancialInstrumentsAndRisksManagementLineItems [Line Items]
Hedged object	USD Exports	[2]
Liabilities	USD	[2]
Maturity	2nd Qtr. 2022	[2]
Notional	R$ 70,928	[2]
Average rate | Number	2.0213	[2]
Non-derivative instrument, Fair value	R$ (409,518)	[1],[2]

[1]	Corresponds to the effective portion of the hedge result accumulated in Other Comprehensive Income.
[2]	For this instrument, the initial designation was of USD150,000, however there were repurchases with corresponding revocation of the designation in the amounts of USD31,338 at the rate of 3.2408, USD9,350 at the rate of 4.1827, USD27,190 at the rate of 5.1889 e USD11,194 at the rate of 5.5714. The accumulated exchange rate variation of the revoked portions is fixed and reserved in Other Comprehensive Income until the recognition of the hedge object in the second quarter of 2022.